RESEARCH TAX CREDIT (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Reconciliation, Tax Credits, Research	$ 1,218,000	$ 1,329,000	$ 2,508,000	$ 2,739,000